ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued expenses	$ 5,301,053	$ 4,209,366	$ 3,772,919
Credit cards payable	937,459	980,000	212,000
Professional fee payable	681,000	600,000	207,000
Rent payable	1,184,481	570,000	2,050,000
Commissions payable	425,000	570,000	260,000
Short term negative cash balances		475,000	475,000
Sales tax payable	866,409	295,000	443,000
Costs related to the initial public offering	678,669	290,000
Refunds payable		228,000
Furniture	112,500	97,000
Other miscellaneous items	$ 415,537	$ 105,000	$ 29,000